additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 403	$ 352
Redemptions, repayments or payments	(1,665)	(1,469)
Other	1,711	1,520
Ending	449	403
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	620	539
Other	(620)	(539)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	403	352
Redemptions, repayments or payments	(1,045)	(930)
Other	1,091	981
Ending	449	403
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	100	100
Issued or received	12	215
Redemptions, repayments or payments	(2)	(223)
Other	4	8
Ending	114	100
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	20,408	18,437
Issued or received	7,297	7,019
Redemptions, repayments or payments	(7,378)	(6,000)
Foreign exchange movement (Note 4(i))	(44)	64
Other	573	888
Ending	20,856	20,408
Long-term debt
Changes in liabilities arising from financing activities
Beginning	20,408	18,437
Issued or received	4,891	4,882
Redemptions, repayments or payments	(4,972)	(3,863)
Foreign exchange movement (Note 4(i))	(44)	64
Other	573	888
Ending	20,856	20,408
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	15,021	14,479
Issued or received	1,250	1,500
Redemptions, repayments or payments	(1,000)	(900)
Foreign exchange movement (Note 4(i))	(13)	(60)
Other		2
Ending	15,258	15,021
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	731	1,015
Issued or received	3,585	1,782
Redemptions, repayments or payments	(2,378)	(2,116)
Foreign exchange movement (Note 4(i))	(38)	50
Ending	1,900	731
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	622	621
Redemptions, repayments or payments	(175)
Other	1	1
Ending	448	622
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,804	431
Issued or received	56	1,600
Redemptions, repayments or payments	(797)	(191)
Foreign exchange movement (Note 4(i))	(4)	(27)
Other	3	(9)
Ending	1,062	1,804
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	273	267
Redemptions, repayments or payments	(89)	(319)
Other	124	325
Ending	308	273
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,837	1,661
Redemptions, repayments or payments	(502)	(365)
Foreign exchange movement (Note 4(i))	1	7
Other	540	534
Ending	1,876	1,837
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	120	(37)
Issued or received	2,406	2,137
Redemptions, repayments or payments	(2,437)	(2,109)
Foreign exchange movement (Note 4(i))	10	94
Other	(95)	35
Ending	4	120
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(2,406)	(2,137)
Redemptions, repayments or payments	$ 2,406	$ 2,137